Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GLENMEDE FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 28, 2014
Supplement [Text Block]	gf_SupplementTextBlock

The Glenmede Fund, Inc.

Philadelphia International Emerging Markets Fund – Class I (GTEMX)

Philadelphia International Emerging Markets Fund – Class IV (GPEMX)

Supplement dated March 24, 2014 to the

Philadelphia International Emerging Markets Fund Prospectus dated February 28, 2014

Effective March 12, 2014, the Purchase Premium and Redemptions Fees (“Shareholder Fees”) have been eliminated and all references to said Shareholder Fees have been removed from the prospectus.

The “Fees and Expenses” table for the Philadelphia International Emerging Markets Fund on page 3 of the prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

			Class I	Class IV
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees			0.65%	0.65%
Other Expenses			0.69%	0.46%
	Class I	Class IV
Shareholder Service Fees	0.25%	0.02%
Other Operating Expenses	0.44%	0.44%

Total Annual Portfolio Operating Expenses			1.34%	1.11%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$136	$425	$734	$1,613
Class IV	$113	$353	$612	$1,352

Philadelphia International Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gf_SupplementTextBlock

The Glenmede Fund, Inc.

Philadelphia International Emerging Markets Fund – Class I (GTEMX)

Philadelphia International Emerging Markets Fund – Class IV (GPEMX)

Supplement dated March 24, 2014 to the

Philadelphia International Emerging Markets Fund Prospectus dated February 28, 2014

Effective March 12, 2014, the Purchase Premium and Redemptions Fees (“Shareholder Fees”) have been eliminated and all references to said Shareholder Fees have been removed from the prospectus.

The “Fees and Expenses” table for the Philadelphia International Emerging Markets Fund on page 3 of the prospectus is hereby deleted in its entirety and replaced with the following:

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

			Class I	Class IV
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees			0.65%	0.65%
Other Expenses			0.69%	0.46%
	Class I	Class IV
Shareholder Service Fees	0.25%	0.02%
Other Operating Expenses	0.44%	0.44%

Total Annual Portfolio Operating Expenses			1.34%	1.11%

Example: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I	$136	$425	$734	$1,613
Class IV	$113	$353	$612	$1,352

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Philadelphia International Emerging Markets Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.44%
Shareholder Service Fees	rr_Component3OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,613
Philadelphia International Emerging Markets Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.44%
Shareholder Service Fees	rr_Component3OtherExpensesOverAssets	0.02%
Other Expenses	rr_OtherExpensesOverAssets	0.46%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.11%
1 Year	rr_ExpenseExampleYear01	113
3 Years	rr_ExpenseExampleYear03	353
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	$ 1,352